Taxes on Income	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 11 – TAXES ON INCOME

a.	The Israeli corporate tax rate was 25% in 2016. As of January 1, 2017, the corporate tax rate was reduced to 24% and to 23% as of January 1, 2018 and onwards.

b.	The Company has not been assessed for tax purposes since its incorporation. Tax assessments through the year ended December 31, 2013 are deemed to be final.

c.	As of December 31, 2018, the Company had carry-forwards losses amounting to approximately $12,050. These carried forward losses have no expiration date.

d.	The components of the provision for income taxes are as follows:

Year ended December 31,
	2018	2017	2016
Current tax	$-	$-	$-
Deferred tax	-	-	-
Provision for income taxes, net	$-	$-	$-

e.	Reconciliation of the theoretical tax expenses:

	Year ended December 31,
	2018	2017	2016
Loss before taxes	$4,242	$2,503	$2,878
Statutory tax rate	23%	24%	25%
Tax benefit	976	601	719
Permanent differences	(237)	(30)	(28)
Valuation allowance	(778)	(501)	(652)
Differences in tax rate	-	(36)	(65)
Translation differences	39	(34)	26
Tax expenses	$-	$-	$-

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax purposes.

As of December 31, 2018, the Company has provided full valuation allowance in respect of deferred tax assets. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry-forward and other temporary differences will not be realized in the foreseeable future.

Components of the Company’s deferred tax liabilities and assets are as follows:

	Year ended December 31,
	2018		2017		2016
Tax assets in respect of:	$		$		$
Accrued employees benefits		31		18		17
Research and development expenses		615		379		414
Net loss carry forward		2,771		2,242		1,707
Total deferred tax assets		3,417		2,639		2,138
Less - valuation allowance		(3,417)		(2,639)		(2,138)
Deferred tax assets		$-		$-		$-